Biological assets (Tables)	12 Months Ended
Dec. 31, 2019
Agriculture1 [Abstract]
Schedule of Reconciliation of Changes in Biological Assets
Cost of production as of December 31, 2019:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,600	5,192	3,776	582	10,657	22,807
Depreciation and amortization	3	—	—	—	5,465	5,468
Depreciation of right of use assets	—	—	—	—	31,190	31,190
Fertilizers, agrochemicals and seeds	40,767	9,924	—	33	40,355	91,079
Fuel, lubricants and others	886	678	889	77	3,031	5,561
Maintenance and repairs	996	2,648	1,582	253	2,254	7,733
Freights	1,446	318	89	151	—	2,004
Contractors and services	27,782	10,745	3	96	5,161	43,787
Feeding expenses	3	—	10,538	810	—	11,351
Veterinary expenses	—	—	2,020	209	—	2,229
Energy power	69	2,310	979	10	—	3,368
Professional fees	196	74	138	4	214	626
Other taxes	1,182	105	8	96	43	1,434
Lease expense and similar arrangements	14,767	53	3	8	1,417	16,248
Others	3,018	755	307	28	988	5,096
Subtotal	93,715	32,802	20,332	2,357	100,775	249,981
Own agricultural produce consumed	—	—	6,403	678	—	7,081
Total	93,715	32,802	26,735	3,035	100,775	257,062

Cost of production as of December 31, 2018:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,710	5,336	3,429	540	9,408	21,423
Depreciation and amortization	147	—	—	—	3,436	3,583
Fertilizers, agrochemicals and seeds	34,961	10,189	—	—	35,016	80,166
Fuel, lubricants and others	811	660	683	60	2,790	5,004
Maintenance and repairs	943	2,349	1,557	287	1,789	6,925
Freights	119	387	80	92	—	678
Contractors and services	23,231	10,571	—	38	5,621	39,461
Feeding expenses	—	—	9,795	146	—	9,941
Veterinary expenses	—	—	1,522	141	—	1,663
Energy power	109	2,432	764	—	—	3,305
Professional fees	165	83	140	4	177	569
Other taxes	1,293	114	8	83	42	1,540
Lease expense and similar arrangements	11,868	174	—	3	34,666	46,711
Others	2,627	826	289	30	1,176	4,948
Subtotal	78,984	33,121	18,267	1,424	94,121	225,917
Own agricultural produce consumed	—	—	5,464	345	—	5,809
Total	78,984	33,121	23,731	1,769	94,121	231,726
Changes in the Group’s biological assets in 2019 and 2018 were as follows:

	2019
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	27,347	17,173	10,298	3,094	47,475	105,387
Increase due to purchases	—	—	—	1,080	—	1,080
Initial recognition and changes in fair value of biological assets (i)	29,741	12,215	13,510	13	13,110	68,589
Decrease due to harvest / disposals	(108,732)	(39,331)	(38,828)	(3,452)	(103,551)	(293,894)
Costs incurred during the year	93,715	32,802	26,735	3,035	100,775	257,062
Exchange differences	(3,667)	(1,375)	(194)	(97)	(2,455)	(7,788)
End of the year	38,404	21,484	11,521	3,673	55,354	130,436

	2018
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	31,745	29,717	9,338	4,016	93,178	167,994
Adjustment of opening net book amount for the application of IAS 29	640	17	—	—	—	657
Increase due to purchases	—	—	—	906	—	906
Initial recognition and changes in fair value of biological assets (i)	28,663	4,125	5,455	(1,198)	(20,850)	16,195
Decrease due to harvest / disposals	(104,941)	(39,578)	(25,800)	(1,278)	(105,536)	(277,133)
Costs incurred during the year	78,984	33,121	23,731	1,769	94,121	231,726
Exchange differences	(7,744)	(10,229)	(2,426)	(1,121)	(13,438)	(34,958)
End of the year	27,347	17,173	10,298	3,094	47,475	105,387

(i)       Biological asset with a production cycle of more than one year (that is dairy and cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$ 4,257 for the year ended December 31, 2019 (2018: US$ 12,036). In 2019, an amount of US$ 2,414 (2018: US$ 2,830) was attributable to price changes, and an amount of US$ 1,843 (2018: US$ 9,206) was attributable to physical changes.
(ii)Biological assets that are measured at fair value within level 3 of the hierarchy.

Schedule of Detailed Information about Biological Assets
Biological assets in December 31, 2019 and 2018 were as follows:

	2019	2018
Non-current
Cattle for dairy production (i)	11,397	9,859
Breeding cattle (ii)	1,783	1,310
Other cattle (ii)	123	101
	13,303	11,270
Current
Breeding cattle (iii)	1,677	1,683
Other cattle (iii)	214	439
Sown land – crops (ii)	38,404	27,347
Sown land – rice (ii)	21,484	17,173
Sown land – sugarcane (ii)	55,354	47,475
	117,133	94,117
Total biological assets	130,436	105,387

(i)	Classified as bearer and mature biological assets.

(ii)	Classified as consumable and immature biological assets.

(iii)	Classified as consumable and mature biological assets.

Schedule of Fair Value Measurement of Assets
The following table presents the Group´s biological assets that are measured at fair value at December 31, 2019 and 2018 (see Note 17 to see the description of each fair value level):

	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	11,397	—	11,397	—	9,859	—	9,859
Breeding cattle	3,460	—	—	3,460	2,993	—	—	2,993
Other cattle	1	336	—	337	—	540	—	540
Sown land – sugarcane	—	—	55,354	55,354	—	—	47,475	47,475
Sown land – crops	—	—	38,404	38,404	—	—	27,347	27,347
Sown land – rice	—	—	21,484	21,484	—	—	17,173	17,173
The following significant unobservable inputs were used to measure the Group´s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2019	2018
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -15.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -15.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
- Crops yield: 0.95 – 4.69 tn/ha for Wheat, 2.5 – 10  tn/ha for Corn, 1.19 - 3.8 tn/ha for Soybean and 1.6-3 for Sunflower
- Commercial Costs: 6-43 US$/ha for Wheat, 2-51 US$/ha for Corn, 7-59 US$/ha for Soybean and 2-71 US$/ha for Sunflower
- Production Costs: 115-574 US$/ha for Wheat, 198-859 US$/ha for Corn, 159-679 US$/ha for Soybean and 233-641 US$/ha for Sunflower

- Crops yield: 1.2 – 5.2 tn/ha for Wheat, 2.2 – 9.4  tn/ha for Corn, 1.1 - 4.1 tn/ha for Soybean and 1.5-2.1 for Sunflower
- Commercial Costs: 55-120 US$/ha for Wheat, 85-230 US$/ha for Corn, 55-110 US$/ha for Soybean and 45-80 US$/ha for Sunflower
- Production Costs: 140-460 US$/ha for Wheat, 300-620 US$/ha for Corn, 260-460 US$/ha for Soybean and 220-360 US$/ha for Sunflower
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	-Rice yield: 6.5 -7.5 tn/ha -Commercial Costs: 8-12 US$/ha -Production Costs: 750-950 US$/ha	-Rice yield: 6.0 -7.4 tn/ha -Commercial Costs: 11-14 US$/ha -Production Costs: 830-1,090 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(166)

NDF	Quoted price	Foreign-exchange curve.	Present value method	2	178
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The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2019 and 2018 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2019	1,257	178	1,435
Derivative financial instruments	2018	6,286	—	6,286

Liabilities
Derivative financial instruments	2019	(1,423)	—	(1,423)
Derivative financial instruments	2018	(254)	(29)	(283)